SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 314	$ 225
Work in process	105	519
Finished goods	788	560
Inventory net	$ 1,207	$ 1,304